                       NATIONWIDE VARIABLE INSURANCE TRUST
                 Nationwide NVIT Global Financial Services Fund
                   Nationwide NVIT Global Health Sciences Fund
            Nationwide NVIT Global Technology and Communications Fund
                       Gartmore NVIT Global Utilities Fund

                        Supplement Dated October 2, 2007
                       to the Prospectus dated May 1, 2007

Effective  October 1, 2007,  Aberdeen Asset  Management  Inc.  ("Aberdeen")  and
Nationwide Financial Services,  Inc., Nationwide Fund Advisors and Nationwide SA
Capital Trust (collectively, "Nationwide") have completed a transaction pursuant to which  Aberdeen has purchased  from  Nationwide  the active equity  portfolio management  business of Nationwide Fund Advisors and Nationwide SA Capital Trust
(the  "Transaction").  Portfolio  managers,  analysts and support personnel were included in the Transaction, as well as resources and technology.

Nationwide  Fund  Advisors  is and  continues  to be the  investment  adviser to
Nationwide  Variable  Insurance  Trust  (the  "Trust").  As of  October 1, 2007,
Aberdeen serves as subadviser to the Nationwide NVIT Global  Financial  Services
Fund,  Nationwide  NVIT Global Health  Sciences Fund and Nationwide  NVIT Global
Technology and Communications  Fund (the "Funds").  At a meeting of the Board of
Trustees  of the  Trust  held  on  June  13,  2007,  the  Board  approved  a new subadvisory  agreement with  Aberdeen,  in reliance upon the Manager of Managers
Exemptive Order the Trust has obtained from the SEC, which permits the hiring of an unaffiliated subadviser with Board, but not shareholder, approval.

Each Fund's  portfolio  managers  currently are expected to remain the same. The
Funds' investment  advisory fees will not change as a result of the Transaction, since Nationwide Fund Advisors will pay Aberdeen for its subadvisory services.

You will shortly receive an Information  Statement as required under the Trust's
Manager of Managers  Exemptive  Order with more detailed  information  about the
Transaction and Aberdeen.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                       NATIONWIDE VARIABLE INSURANCE TRUST
                           Nationwide NVIT Growth Fund
                       Nationwide NVIT Mid Cap Growth Fund
                              NVIT Nationwide Fund

                        Supplement Dated October 2, 2007
                       to the Prospectus dated May 1, 2007

Effective  October 1, 2007,  Aberdeen Asset  Management  Inc.  ("Aberdeen")  and
Nationwide Financial Services,  Inc., Nationwide Fund Advisors and Nationwide SA
Capital Trust (collectively, "Nationwide") have completed a transaction pursuant to which  Aberdeen has purchased  from  Nationwide  the active equity  portfolio management  business of Nationwide Fund Advisors and Nationwide SA Capital Trust
(the  "Transaction").  Portfolio  managers,  analysts and support personnel were included in the Transaction, as well as resources and technology.

Nationwide  Fund  Advisors  is and  continues  to be the  investment  adviser to
Nationwide  Variable  Insurance  Trust  (the  "Trust").  As of  October 1, 2007,
Aberdeen  serves as  subadviser  to the  Nationwide  NVIT  Growth  Fund and NVIT
Nationwide  Fund (the  "Funds").  At a meeting of the Board of  Trustees  of the
Trust held on June 13, 2007, the Board approved a new subadvisory agreement with
Aberdeen, in reliance upon the Manager of Managers Exemptive Order the Trust has obtained from the SEC,  which permits the hiring of an  unaffiliated  subadviser with Board, but not shareholder, approval.

Each Fund's  portfolio  managers  currently are expected to remain the same. The
Funds' investment  advisory fees will not change as a result of the Transaction, since Nationwide Fund Advisors will pay Aberdeen for its subadvisory services.

You will shortly receive an Information  Statement as required under the Trust's
Manager of Managers  Exemptive  Order with more detailed  information  about the
Transaction and Aberdeen.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                       NATIONWIDE VARIABLE INSURANCE TRUST
                          NVIT Nationwide Leaders Fund
                    Nationwide NVIT U.S. Growth Leaders Fund
                      Gartmore NVIT Worldwide Leaders Fund

                        Supplement Dated October 2, 2007
                       to the Prospectus dated May 1, 2007

Effective  October 1, 2007,  Aberdeen Asset  Management  Inc.  ("Aberdeen")  and
Nationwide Financial Services,  Inc., Nationwide Fund Advisors and Nationwide SA
Capital Trust (collectively, "Nationwide") have completed a transaction pursuant to which  Aberdeen has purchased  from  Nationwide  the active equity  portfolio management  business of Nationwide Fund Advisors and Nationwide SA Capital Trust
(the  "Transaction").  Portfolio  managers,  analysts and support personnel were included in the Transaction, as well as resources and technology.

Nationwide  Fund  Advisors  is and  continues  to be the  investment  adviser to
Nationwide  Variable  Insurance  Trust  (the  "Trust").  As of  October 1, 2007,
Aberdeen serves as subadviser to the NVIT Nationwide Leaders Fund and Nationwide
NVIT U.S.  Growth  Leaders  Fund  (the  "Funds").  At a meeting  of the Board of
Trustees  of the  Trust  held  on  June  13,  2007,  the  Board  approved  a new subadvisory  agreement with  Aberdeen,  in reliance upon the Manager of Managers
Exemptive Order the Trust has obtained from the SEC, which permits the hiring of an unaffiliated subadviser with Board, but not shareholder, approval.

Each Fund's  portfolio  managers  currently are expected to remain the same. The
Funds' investment  advisory fees will not change as a result of the Transaction, since Nationwide Fund Advisors will pay Aberdeen for its subadvisory services.

You will shortly receive an Information  Statement as required under the Trust's
Manager of Managers  Exemptive  Order with more detailed  information  about the
Transaction and Aberdeen.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                       NATIONWIDE VARIABLE INSURANCE TRUST
               Nationwide Multi-Manager NVIT Small Cap Growth Fund
               Nationwide Multi-Manager NVIT Small Cap Value Fund
                Nationwide Multi-Manager NVIT Small Company Fund

                        Supplement Dated October 2, 2007
                       to the Prospectus dated May 1, 2007

Effective  October 1, 2007,  Aberdeen Asset  Management  Inc.  ("Aberdeen")  and
Nationwide Financial Services,  Inc., Nationwide Fund Advisors and Nationwide SA
Capital Trust (collectively, "Nationwide") have completed a transaction pursuant to which  Aberdeen has purchased  from  Nationwide  the active equity  portfolio management  business of Nationwide Fund Advisors and Nationwide SA Capital Trust
(the  "Transaction").  Portfolio  managers,  analysts and support personnel were included in the Transaction, as well as resources and technology.

Nationwide  Fund  Advisors  is and  continues  to be the  investment  adviser to
Nationwide  Variable  Insurance  Trust  (the  "Trust").  As of  October 1, 2007,
Aberdeen serves as subadviser to the portions of Nationwide  Multi-Manager  NVIT
Small Cap Value Fund and Nationwide  Multi-Manager  NVIT Small Company Fund that previously were directly managed by Nationwide Fund Advisors (the "Funds"). At a meeting of the Board of Trustees of the Trust held on June 13,  2007,  the Board approved a new subadvisory agreement with Aberdeen, in reliance upon the Manager of Managers  Exemptive  Order the Trust has obtained from the SEC, which permits the  hiring of an  unaffiliated  subadviser  with  Board,  but not  shareholder, approval.

Each Fund's  portfolio  managers  currently are expected to remain the same. The
Funds' investment  advisory fees will not change as a result of the Transaction, since Nationwide Fund Advisors will pay Aberdeen for its subadvisory services.

You will shortly receive an Information  Statement as required under the Trust's
Manager of Managers  Exemptive  Order with more detailed  information  about the
Transaction and Aberdeen.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE